RISK MANAGEMENT (Details 13) - Market Risk [Member] - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Local Currency Investments [Member] | Loss Limit [Member]
Disclosure of detailed information about financial instruments [line items]
Effect on financial income	$ 48,000	$ 48,000
Effect on capital	175,000	175,000
Local Currency Investments [Member] | Top of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Effect on financial income	(22,958)	30,853
Effect on capital	(112,818)	146,208
Local Currency Investments [Member] | Bottom of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Effect on financial income	(37,148)	21,978
Effect on capital	(141,287)	108,249
Local Currency Investments [Member] | Weighted Average [Member]
Disclosure of detailed information about financial instruments [line items]
Effect on financial income	(29,110)	26,119
Effect on capital	(128,506)	120,159
Foreign Currency Investments [Member] | Loss Limit [Member]
Disclosure of detailed information about financial instruments [line items]
Effect on financial income	30	30
Effect on capital	75	75
Foreign Currency Investments [Member] | Top of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Effect on financial income	14	14
Effect on capital	42	35
Foreign Currency Investments [Member] | Bottom of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Effect on financial income	6	6
Effect on capital	15	13
Foreign Currency Investments [Member] | Weighted Average [Member]
Disclosure of detailed information about financial instruments [line items]
Effect on financial income	10	10
Effect on capital	23	26
Consolidated [Member] | Loss Limit [Member]
Disclosure of detailed information about financial instruments [line items]
Effect on financial income	48,000	48,000
Effect on capital	175,000	175,000
Consolidated [Member] | Top of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Effect on financial income	(38,249)	31,764
Effect on capital	(142,442)	145,566
Consolidated [Member] | Bottom of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Effect on financial income	(23,571)	23,088
Effect on capital	(112,277)	107,959
Consolidated [Member] | Weighted Average [Member]
Disclosure of detailed information about financial instruments [line items]
Effect on financial income	(29,948)	27,390
Effect on capital	$ (128,360)	$ 119,632